SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Maintenance and Repair Costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2018
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Maintenance and repair cost		$ 4,276,000
Amortization period	18 months
Amortization period of deferred maintenance cost		$ 3,753,000